Income Tax (Restated) (Details) - Schedule of deferred tax assets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of deferred tax assets [Abstract]
U.S. federal tax loss carry–forward	$ 4,143,828
U.S. local tax loss carry–forward	389,717
Equity based compensation – RSUs	416,157
Property and equipment	(1,741,690)
Prepaid rent	(1,040,888)
Total deferred tax assets	2,167,124
Less: valuation allowance	(2,167,124)
Net deferred tax asset